Note 9 - Deferred Compensation (Details Textual) - USD ($)	Jun. 28, 2015	Jun. 29, 2014
Deferred Compensation Liability, Current and Noncurrent	$ 35,106	$ 40,213
Deferred Compensation Liability, Current	$ 6,209	$ 6,125